CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

20. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue.

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s total revenue
Customer A	*	*	20.3%
Customer B	23.3%	11.4%	17.5%
Customer C	13.9%	*	10.2%
Customer D	19.5%	52.1%	*
Customer E	*	13.2%	*

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s accounts receivable
Customer A	*	*	43.1%
Customer F	*	*	17.2%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s total purchase
Supplier A	*	24.0%	*
Supplier B	*	11.3%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payables:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Company’s accounts payable
Supplier C	*	*	16.4%

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)